Interest expense and other financial income and expense	12 Months Ended
Dec. 31, 2018
Statement [line items]
Interest expense and other financial income and expense
5. Interest expense and other financial income and expense
Interest expense
(USD millions)	2018	2017	2016

Interest expense	– 892	– 758	– 709

(Expense)/ income arising from discounting long-term liabilities	– 65	– 19	2

Total interest expense	– 957	– 777	– 707

Other financial income and expense
(USD millions)	2018	2017	2016

Interest income	294	110	43

Dividend income	1	1	1

Net capital losses on available-for-sale securities		– 1	– 1

Impairment of commodities and available-for-sale securities, net	– 2	12	7

Other financial expense	– 33	– 25	– 20

Monetary loss from hyperinflation accounting	– 10

Currency result, net	– 65	– 58	– 477

Total other financial income and expense	185	39	– 447